Financial risk management - Schedule of value at risk by type of asset (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Values At Risk	S/ 45,860	S/ 14,138
Decrease Through Diversification Effect	(19,296)	(1,508)
Currency risk [member]
Disclosure of financial assets [line items]
Values At Risk	7,251	10,655
Interest rate risk [member]
Disclosure of financial assets [line items]
Values At Risk	2,648	1,126
Other price risk [member]
Disclosure of financial assets [line items]
Values At Risk	55,257	3,865
Equity investments [member]
Disclosure of financial assets [line items]
Values At Risk	49,623	13,225
Debt securities [member]
Disclosure of financial assets [line items]
Values At Risk	5,473	1,405
Derivatives [member]
Disclosure of financial assets [line items]
Values At Risk	6,549	3,942
Diversification Effect [Member]
Disclosure of financial assets [line items]
Decrease Through Diversification Effect	S/ (15,785)	S/ (4,434)